Document and Entity Information	12 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	SINOCOKING COAL & COKE CHEMICAL INDUSTRIES, INC.
Entity Central Index Key	0001099290
Trading Symbol	scok
Entity Filer Category	Smaller Reporting Company
Document Type	POS AM
Document Period End Date	Jun. 30, 2013
Amendment Flag	true
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shallfile a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8 (a), may determine.